Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Accounts receivable, net
Accounts receivable	$ 53,816	¥ 337,567		¥ 365,283
Less: Allowance for doubtful accounts	(20,397)	(127,940)	$ (18,749)	(117,602)	¥ (100,894)	¥ (83,835)
Total accounts receivable, net	33,419	209,627		247,681
Accounts receivable, current portion	17,188	107,818		112,533
Accounts receivable, noncurrent portion	16,231	101,809		135,148
Cord blood processing fees
Accounts receivable, net
Accounts receivable, current portion	11,394	71,476		71,343
Accounts receivable, noncurrent portion	16,231	101,809		135,148
Cord blood storage fees
Accounts receivable, net
Accounts receivable, current portion	5,580	35,001		39,904
Fees derived from the provision of donated cord blood for transplantation and research and others
Accounts receivable, net
Accounts receivable, current portion	$ 214	¥ 1,341		¥ 1,286